Share-Based Payments - Summary of Exercise Prices and Exercise Periods of Share Options and Restricted Shares Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	2,012,336
Number of restricted shares	101,666	101,666
Share Option Agreement
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	887,002	887,002	887,002
Share Option Agreement | Exercise Period One
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	295,667	295,667
Exercise price | $ / shares	$ 8.46
Share Option Agreement | Exercise Period One | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jul. 12, 2021
Share Option Agreement | Exercise Period One | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jan. 12, 2025
Share Option Agreement | Exercise Period Two
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	295,667	295,667
Exercise price | $ / shares	$ 8.46
Share Option Agreement | Exercise Period Two | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jan. 12, 2022
Share Option Agreement | Exercise Period Two | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jan. 12, 2025
Share Option Agreement | Exercise Period Three
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	147,834	147,834
Exercise price | $ / shares	$ 8.46
Share Option Agreement | Exercise Period Three | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jul. 12, 2022
Share Option Agreement | Exercise Period Three | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jan. 12, 2025
Share Option Agreement | Exercise Period Four
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	147,834	147,834
Exercise price | $ / shares	$ 8.46
Share Option Agreement | Exercise Period Four | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jan. 12, 2023
Share Option Agreement | Exercise Period Four | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Jan. 12, 2025
2020 ESOP Plan
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	1,125,334	1,125,334	1,125,334
Number of restricted shares	101,666	101,666	101,666
2020 ESOP Plan | Exercise Period One
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	562,666	562,666
Number of restricted shares	50,832	50,832
Exercise price | $ / shares	$ 0.01
2020 ESOP Plan | Exercise Period One | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 01, 2021
2020 ESOP Plan | Exercise Period One | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 30, 2030
2020 ESOP Plan | Exercise Period Two
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	337,600	337,600
Number of restricted shares	30,500	30,500
Exercise price | $ / shares	$ 0.01
2020 ESOP Plan | Exercise Period Two | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 01, 2022
2020 ESOP Plan | Exercise Period Two | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 30, 2030
2020 ESOP Plan | Exercise Period Three
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	112,534	112,534
Number of restricted shares	10,167	10,167
Exercise price | $ / shares	$ 0.01
2020 ESOP Plan | Exercise Period Three | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 01, 2023
2020 ESOP Plan | Exercise Period Three | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 30, 2030
2020 ESOP Plan | Exercise Period Four
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options	112,534	112,534
Number of restricted shares	10,167	10,167
Exercise price | $ / shares	$ 0.01
2020 ESOP Plan | Exercise Period Four | Bottom Of Range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 01, 2024
2020 ESOP Plan | Exercise Period Four | Top of Range
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise period	Oct. 30, 2030